Subsequent Events - Additional Information (Details) - USD ($)		3 Months Ended
	Apr. 21, 2022	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Working capital loans			$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan for working capital purposes		$ 340,000
Working capital loans		$ 1,500,000
Business Combination Consideration Transferred1	$ 85,000,000
Common stock, par value	$ 0.0001
Business Acquisition Transaction Costs Capped Amount	$ 800,000
Subsequent Event [Member] | Sea Star Medical Inc [Member]
Subsequent Event [Line Items]
Business Acquisition Share Price	$ 10